Transactions with Related Parties - Amounts Due to Affiliates (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amounts due to affiliate companies
Due To Affiliate Current	$ 0	$ 1,783
Due From Affiliate Current	296	0
Navios Holdings
Amounts due to affiliate companies
Due To Affiliate Current		$ 1,783
Due From Affiliate Current	$ 296